Going Concern (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash and cash equivalents	$ 7,060,410	$ 3,990,771
Working capital deficit		26,530,542
Profit and loss	4,521,375	19,140,172	$ (2,045,147)	$ (2,958,712)
Net cash from operating activities	$ (20,189,626)	10,576,559	$ (24,290,411)	$ 654,219
Trade facilities available		5,755,137
Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase commitment amount		$ 30,000,000
Repayment Arrangements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Repaid in monthly installments		60-month periods